Basis of Presentation and General Information (Details Narrative)	6 Months Ended
Jun. 30, 2019 Integer
Entity ownership interest	100.00%
Number of ownership interest entities	6
Mr. Valentis [Member]
Percentage of beneficially owned common stock	80.80%